UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694
                        ---------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                             Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
                ------------------------------------------------

                        Date of fiscal year end: March 31
                       -----------------------------------

                     Date of reporting period: June 30, 2005
                        ---------------------------------

Item 1 -- Schedule of Investments.

Mellon Optima L/S Strategy Fund, LLC

Schedule of Investments - June 30, 2005 (Unaudited)

                                                                                                   Percentage
                                                                                                   of Fund's Net
Investment Funds                                           Cost                    Fair Value          Assets       Liquidity
----------------------------------------------------------------------------------------------------------------------------------
Alydar Capital                                           $ 8,570,236                 $ 8,982,625          4.80%     Quarterly
Amici Qualified LP                                         3,173,447                   3,285,716          1.76%     Quarterly
Clovis Capital Partners                                    7,997,705                   8,361,152          4.47%     Quarterly
Copper Arch Partners, LLC                                  9,000,000                   9,258,297          4.95%     Quarterly
Delta Institutional LP                                     5,624,302                   6,207,148          3.32%     Quarterly
Granite Capital Opp. Fund II L.P.                          1,605,804                   1,658,554          0.89%     Quarterly
Harvest Oppor Partners II                                  4,839,800                   4,780,653          2.56%     Quarterly
Highbridge L/S Equity Fund                                 5,143,955                   5,417,073          2.90%     Quarterly
Hunter Global Investors LLC                               10,127,412                  10,771,698          5.76%     Quarterly
Intrepid Capital Fund QP                                   4,932,041                   4,985,388          2.66%     Quarterly
Karsh Capital II L.P.                                     10,125,331                  10,252,656          5.48%     Quarterly
Kinetic Institutional Partners                            11,000,000                  11,202,977          5.99%     Quarterly
Kingdon Partner                                            6,283,055                   6,578,295          3.52%     Quarterly
LM Investment Partners I LP                                3,841,060                   4,152,283          2.22%   Semi-annually
Maverick Fund USA, Ltd.                                    3,964,054                   4,089,952          2.19%     Annually
North Sound Class B Legacy Inst                            1,046,224                   1,034,158          0.55%     Annually
North Sound Legacy Institutional Fund                      7,844,487                   7,754,010          4.14%     Quarterly
Platinum Fund                                             18,731,760                  18,701,999         10.00%      Monthly
Raptor Global Fund L.P.                                   11,077,139                  11,330,423          6.06%     Quarterly
Sage Opportunity Fund                                      6,000,000                   6,003,000          3.21%     Quarterly
Shoshone Partners L.P.                                    10,299,000                  11,440,294          6.11%     Annually
Thruway Partners, L.P.                                     6,068,756                   6,486,307          3.47%     Quarterly
                                                    ----------------            -------------------------------

Total Investment Funds                                 $ 157,295,568               $ 162,734,658         86.97%
                                                    ================

Other assets less liabilities                                                         24,372,351         13.03%
                                                                           -------------------------------------

                    Total :                                                        $ 187,107,009        100.00%
                                                                           =====================================

Item 2 -- Controls and Procedures.

       (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

       (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

       Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            MELLON OPTIMA L/S STRATEGY FUND, LLC

                                            By:    /s/ STEVEN M. ANDERSON
                                                   -----------------------------
                                                   Steven M. Anderson
                                                   Treasurer

                                            Date:  August 26, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             By:   /s/ STEVEN M. ANDERSON
                                                   -----------------------------
                                                   Steven M. Anderson
                                                   Treasurer

                                             Date: August 26, 2005


                                             By:   /s/ PATRICK J. SHEPPARD
                                                   -----------------------------
                                                   Patrick J. Sheppard
                                                   President

                                             Date: August 26, 2005